Virtus Newfleet Tax-Exempt Bond Fund (the “Fund”)

a series of Virtus Opportunities Trust

Supplement dated June 13, 2022 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust

Statutory Prospectus, each dated January 28, 2022, as supplemented

Important Notice to Investors

Effective June 15, 2022, Ronald H. Schwartz, CFA, and Dusty Self will be added as portfolio managers of Virtus Newfleet Tax-Exempt Bond Fund.

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Ronald H. Schwartz, CFA, Managing Director and Senior Portfolio Manager at Seix Investment Advisors, LLC (“Seix”) and Newfleet. Mr. Schwartz has served as a Portfolio Manager of the fund since June 2022.

> Dusty Self, Managing Director and Senior Portfolio Manager at Seix and Newfleet. Ms. Self has served as a Portfolio Manager of the fund since June 2022.

In the Management of the Funds section under “Portfolio Management” on page 146 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Newfleet” is hereby replaced with the following:

Virtus Newfleet Tax-Exempt Bond Fund	Lisa H. Leonard (since June 2012) Ronald H. Schwartz, CFA (since June 2022) Dusty Self (since June 2022)

 The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Schwartz and Ms. Self:

Ronald Schwartz, CFA. Mr. Schwartz is a Senior Portfolio Manager and Managing Director at Seix and Newfleet and leads the Investment Grade Tax-Exempt group at Seix. Mr. Schwartz joined Seix’s predecessor firm in 1988 and is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1982.

Dusty Self. Ms. Self is a Senior Portfolio Manager and Managing Director at Seix and Newfleet and provides analysis for all the Investment Grade Tax-Exempt Bond Funds. Ms. Self began her career as a portfolio specialist and then as a performance analyst at Seix Investment Advisors’ predecessor firm. She has worked in investment management since 1992.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

In addition, Newfleet Asset Management, LLC has announced that Lisa Leonard, portfolio manager for the Fund, will retire effective June 30, 2022 at which time the prospectuses will be amended by removing all references to Ms. Leonard.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Newfleet TEB PM Announcement 6/2022)

Virtus Newfleet Tax-Exempt Bond Fund (the “Fund”)

a series of Virtus Opportunities Trust

Supplement dated June 13, 2022, to the Virtus Opportunities Trust Statement of Additional Information

(“SAI”) dated January 28, 2022, as supplemented

Important Notice to Investors

Effective June 15, 2022, Ronald H. Schwartz, CFA, and Dusty Self will be added as portfolio managers of Virtus Newfleet Tax-Exempt Bond Fund.

The disclosure in the table under “Portfolio Managers” on page 108 of the SAI is hereby amended by adding Mr. Schwartz and Ms. Self in the rows for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 109 of the SAI is hereby amended by adding rows to reflect the following information for Mr. Schwartz and Ms. Self and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ronald H. Schwartz *	2	$236 million	1	$460 million	5	$253 million
Dusty Self *	1	$6.25 million	0	N/A	9	$111 million

* As of April 30, 2022

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 111 of the SAI is hereby amended by adding rows to reflect the following information for Mr. Schwartz and Ms. Self and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Strategies
Ronald H. Schwartz *	Tax-Exempt Bond Fund	None	None
Dusty Self *	Tax-Exempt Bond Fund	None	None

* As of April 30, 2022. Mr. Schwartz and Ms. Self became Portfolio Managers of the Tax-Exempt Bond Fund effective June 15, 2022.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

In addition, Newfleet Asset Management, LLC has announced that Lisa Leonard, portfolio manager for the Fund, will retire effective June 30, 2022 at which time the SAI will be amended by removing all references to Ms. Leonard.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/Newfleet TEB PM Announcement (6/2022)